Annual Fund Operating Expenses - FT Vest Laddered Emerging Markets Buffer ETF - FT Vest Laddered Emerging Markets Buffer ETF	Mar. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.95%
Expenses (as a percentage of Assets)	1.05%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.